Financial instruments - Non-Current Unsecured Interest-Bearing Bonds and Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2018
Financial instruments [Line Items]
Principal	$ 345,949	$ 43,396
Borrowing costs	$ (2,360)	$ (2,802)
Single series bond Two
Financial instruments [Line Items]
Effective rate	1.17%	1.56%
Nominal rate	4.38%	4.38%
Principal	$ 4,648	$ 4,648
Borrowing costs	$ (433)	$ (433)
Single series bond Three
Financial instruments [Line Items]
Effective rate	0.56%	0.74%
Nominal rate	3.63%	3.63%
Principal	$ 302,658	$ 2,658
Borrowing costs	$ (170)	$ (614)
Single series bond Five
Financial instruments [Line Items]
Effective rate	3.01%	3.23%
Nominal rate	4.25%	4.25%
Principal	$ 2,869	$ 2,869
Borrowing costs	$ (679)	$ (679)
Series H bonds
Financial instruments [Line Items]
Effective rate	1.23%	1.75%
Nominal rate	4.90%	4.90%
Principal	$ 17,566	$ 16,026
Borrowing costs	$ (172)	$ (172)
Series O bonds
Financial instruments [Line Items]
Effective rate	1.89%	2.06%
Nominal rate	3.80%	3.80%
Principal	$ 965	$ 863
Borrowing costs	$ (82)	$ (82)
Series P bonds
Financial instruments [Line Items]
Effective rate	1.72%	2.04%
Nominal rate	3.25%	3.25%
Principal	$ 1,830	$ 1,636
Borrowing costs	$ (12)	$ (12)
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.63%	2.72%	3.45%
Nominal rate	3.45%	3.45%
Principal	$ 351	$ 314
Borrowing costs	$ (20)	$ (21)
Single Series Bond Six
Financial instruments [Line Items]
Effective rate	3.79%	4.00%
Nominal rate	4.25%	4.25%
Principal	$ 7,508	$ 7,508
Borrowing costs	$ (237)	$ (237)
Single Series Seventh Issue Bonds
Financial instruments [Line Items]
Effective rate	3.44%	3.62%
Nominal rate	3.50%	3.50%
Principal	$ 7,554	$ 6,874
Borrowing costs	(555)	(552)
Unsecured obligations
Financial instruments [Line Items]
Principal	2,204,648	2,475,239
Non-current maturities	2,204,648	2,475,239
Borrowing costs	(27,724)	(30,020)
Total	2,176,924	2,445,219
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	300,000
Non-current maturities	0	300,000
Unsecured obligations | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	250,000	250,000
Non-current maturities	250,000	250,000
Unsecured obligations | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Over 5 Years
Financial instruments [Line Items]
Principal	1,954,648	1,925,239
Non-current maturities	$ 1,954,648	$ 1,925,239
Unsecured obligations | Single series bond Two
Financial instruments [Line Items]
Effective rate	4.08%	4.08%
Nominal rate	4.38%	4.38%
Principal	$ 250,000	$ 250,000
Non-current maturities	250,000	250,000
Borrowing costs	(469)	(903)
Total	249,531	249,097
Unsecured obligations | Single series bond Two | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Two | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Two | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	250,000	250,000
Non-current maturities	250,000	250,000
Unsecured obligations | Single series bond Two | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Two | Over 5 Years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	$ 0	$ 0
Unsecured obligations | Single series bond Three
Financial instruments [Line Items]
Effective rate		3.42%
Nominal rate		3.63%
Principal		$ 300,000
Non-current maturities		300,000
Borrowing costs		(168)
Total		299,832
Unsecured obligations | Single series bond Three | Over 1 year to 2 years
Financial instruments [Line Items]
Principal		300,000
Non-current maturities		300,000
Unsecured obligations | Single series bond Three | Over 2 year to 3 years
Financial instruments [Line Items]
Principal		0
Non-current maturities		0
Unsecured obligations | Single series bond Three | Over 3 year to 4 years
Financial instruments [Line Items]
Principal		0
Non-current maturities		0
Unsecured obligations | Single series bond Three | Over 4 year to 5 years
Financial instruments [Line Items]
Principal		0
Non-current maturities		0
Unsecured obligations | Single series bond Three | Over 5 Years
Financial instruments [Line Items]
Principal		0
Non-current maturities		$ 0
Unsecured obligations | Single series bond Five
Financial instruments [Line Items]
Effective rate	4.10%	4.10%
Nominal rate	4.25%	4.25%
Principal	$ 450,000	$ 450,000
Non-current maturities	450,000	450,000
Borrowing costs	(3,666)	(4,343)
Total	446,334	445,657
Unsecured obligations | Single series bond Five | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Five | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Five | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Five | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single series bond Five | Over 5 Years
Financial instruments [Line Items]
Principal	450,000	450,000
Non-current maturities	$ 450,000	$ 450,000
Unsecured obligations | Series H bonds
Financial instruments [Line Items]
Effective rate	4.76%	4.76%
Nominal rate	4.90%	4.90%
Principal	$ 96,967	$ 100,064
Non-current maturities	96,967	100,064
Borrowing costs	(1,034)	(1,206)
Total	95,933	98,858
Unsecured obligations | Series H bonds | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series H bonds | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series H bonds | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series H bonds | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series H bonds | Over 5 Years
Financial instruments [Line Items]
Principal	96,967	100,064
Non-current maturities	$ 96,967	$ 100,064
Unsecured obligations | Series O bonds
Financial instruments [Line Items]
Effective rate	3.69%	3.69%
Nominal rate	3.80%	3.80%
Principal	$ 61,536	$ 55,035
Non-current maturities	61,536	55,035
Borrowing costs	(741)	(822)
Total	60,795	54,213
Unsecured obligations | Series O bonds | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series O bonds | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series O bonds | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series O bonds | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series O bonds | Over 5 Years
Financial instruments [Line Items]
Principal	61,536	55,035
Non-current maturities	$ 61,536	$ 55,035
Unsecured obligations | Series P bonds
Financial instruments [Line Items]
Effective rate	3.24%	3.24%
Nominal rate	3.25%	3.25%
Principal	$ 123,072	$ 110,070
Non-current maturities	123,072	110,070
Borrowing costs	(52)	(65)
Total	123,020	110,005
Unsecured obligations | Series P bonds | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series P bonds | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series P bonds | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series P bonds | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series P bonds | Over 5 Years
Financial instruments [Line Items]
Principal	123,072	110,070
Non-current maturities	$ 123,072	$ 110,070
Unsecured obligations | Series Q bonds
Financial instruments [Line Items]
Effective rate	3.43%	3.43%
Nominal rate	3.45%	3.45%
Principal	$ 123,073	$ 110,070
Non-current maturities	123,073	110,070
Borrowing costs	(309)	(330)
Total	122,764	109,740
Unsecured obligations | Series Q bonds | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series Q bonds | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series Q bonds | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series Q bonds | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Series Q bonds | Over 5 Years
Financial instruments [Line Items]
Principal	123,073	110,070
Non-current maturities	$ 123,073	$ 110,070
Unsecured obligations | Single Series Bond Six
Financial instruments [Line Items]
Effective rate	4.19%	4.19%
Nominal rate	4.25%	4.25%
Principal	$ 400,000	$ 400,000
Non-current maturities	400,000	400,000
Borrowing costs	(6,112)	(6,347)
Total	393,888	393,653
Unsecured obligations | Single Series Bond Six | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Bond Six | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Bond Six | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Bond Six | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Bond Six | Over 5 Years
Financial instruments [Line Items]
Principal	400,000	400,000
Non-current maturities	$ 400,000	$ 400,000
Unsecured obligations | Single Series Seventh Issue Bonds
Financial instruments [Line Items]
Effective rate	3.42%	3.43%
Nominal rate	3.50%	3.50%
Principal	$ 700,000	$ 700,000
Non-current maturities	700,000	700,000
Borrowing costs	(15,341)	(15,836)
Total	684,659	684,164
Unsecured obligations | Single Series Seventh Issue Bonds | Over 1 year to 2 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Seventh Issue Bonds | Over 2 year to 3 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Seventh Issue Bonds | Over 3 year to 4 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Seventh Issue Bonds | Over 4 year to 5 years
Financial instruments [Line Items]
Principal	0	0
Non-current maturities	0	0
Unsecured obligations | Single Series Seventh Issue Bonds | Over 5 Years
Financial instruments [Line Items]
Principal	700,000	700,000
Non-current maturities	$ 700,000	$ 700,000